MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2012				December 31, 2011
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$2,534	$12	$--	$2,546	$3,542	$--	$--	$3,542
Corporate debentures fixed interest rate	10,156	18	--	10,174	997	3	--	1,000
Corporate debentures - floating interest rate	1,512	3	--	1,515	6,211	27	(15)	6,223

	14,202	33	--	14,235	10,750	30	(15)	10,765
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	7,159	47	--	7,206	6,421	16	(12)	6,425
Corporate debentures - fixed interest rate	2,654	63	(5)	2,712	13,550	25	(122)	13,453
Corporate debentures - floating interest rate	8,820	132	--	8,952	10,294	--	(223)	10,071

	18,633	242	(5)	18,870	30,265	41	(357)	29,949

	$32,835	$275	$(5)	$33,105	$41,015	$71	$(372)	$40,714